Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,810,111	$ 3,798,108
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,810,111	$ 3,798,108